Business Combination - Number of Shares of Allurion Common Stock Outstanding (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination	47,972,989	47,688,096	47,301,409	27,079,856
Legacy Allurion Equityholders
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			27,897,387
CPUH Stockholders
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			5,165,698
Shares Issued to PIPE Investors
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			5,386,695
Shares issued to RTW and Fortress
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			1,900,000
Shares Issued to Convertible Note Holders
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			3,301,222
CPUH Sponsor Shares
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			3,262,711
Side Letter Termination Shares
Business Acquisition [Line Items]
Total shares of Common Stock immediately after Business Combination			387,696